Document and Entity Information	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	40-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Mar. 31, 2026
Entity File Number	001-34184
Entity Registrant Name	SILVERCORP METALS INC.
Entity Incorporation, State or Country Code	A1
Entity Primary SIC Number	1041
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Suite 1750
Entity Address, Address Line Two	1066 West Hastings Street
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V6E 3X1
Entity Address, Country	CA
City Area Code	604
Local Phone Number	669-9397
Title of 12(b) Security	Common Shares, without par value
Trading Symbol	SVM
Security Exchange Name	NYSEAMER
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Entity Common Stock, Shares Outstanding	220,910,911
Entity Central Index Key	0001340677
Current Fiscal Year End Date	--03-31
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Deloitte LLP
Auditor Location	Vancouver, British Columbia
Auditor Firm ID	1208
Business Contact [Member]
Document Information [Line Items]
Entity Address, State or Province	MA
Contact Personnel Name	Corporation Service Company
Entity Address, Address Line One	84 State Street
Entity Address, City or Town	Boston
Entity Address, Postal Zip Code	02109
City Area Code	617
Local Phone Number	227-9590